Shareholder Report, Average Annual Return (Details) 194877_Founders 100 ETF_TF_TSR SemiAnnual {TF}	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Founders 100 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Founders 100 ETF NAV
Average Annual Return, Percent		(2.20%)
Solactive GBS United States 500 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS United States 500 Index TR
Average Annual Return, Percent		12.44%